Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - 10K - USD ($) $ in Thousands		Total		As Reported		Adjustment		Series F Preferred Stock	Series G Preferred Stock	Series G Preferred Stock As Reported	Series H Preferred Stock	Series H Preferred Stock As Reported	Common Stock [Member]		Common Stock [Member] As Reported		Common Stock [Member] Adjustment		Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] As Reported	Additional Paid-in Capital [Member] Adjustment	Retained Earnings [Member]	Retained Earnings [Member] As Reported
Beginning balance (in shares) at Apr. 26, 2020		17,211,668		9,310,612		7,901,056
Beginning balance at Apr. 26, 2020		$ 42,018		$ 42,018
Increase (Decrease) in Temporary Equity
Issuance of shares (in shares)								46,215	462,152
Issuance of shares								$ 200	$ 2,500
Ending balance (in shares) at Apr. 25, 2021		17,720,035
Ending balance at Apr. 25, 2021		$ 44,718
Shares, beginning balance (in shares) at Apr. 26, 2020													11,194,058		6,055,400		5,138,658
Beginning balance at Apr. 26, 2020		(70,422)		$ (70,422)									$ 1		$ 61		$ (60)		$ 930	$ 870	$ 60	$ (71,353)	$ (71,353)
Increase (Decrease) in Stockholders' Equity
Net (loss) income		$ (29,998)																				(29,998)
Exercise of stock options (in shares)		142,341,000											90,699
Stock Issued During Period, Value, Stock Options Exercised		$ 80																	80
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		365																	365
Shares, ending balance (in shares) at Apr. 25, 2021													11,284,757
Ending balance at Apr. 25, 2021		$ (99,975)											$ 1						1,375			(101,351)
Increase (Decrease) in Temporary Equity
Issuance of shares (in shares)											924,304
Issuance of shares											$ 7,500
Ending balance (in shares) at Apr. 24, 2022	[1]	18,644,339		10,085,612		8,558,727
Ending balance at Apr. 24, 2022		$ 52,218		$ 52,218
Increase (Decrease) in Stockholders' Equity
Net (loss) income		(9,917)																				(9,917)
Proceeds from exercise of warrants (in shares)													103,136
Proceeds from exercise of warrants		$ 56											$ 0						56
Exercise of stock options (in shares)		18,486,000											12,940
Stock Issued During Period, Value, Stock Options Exercised		$ 0																	0
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		280																	280
Shares, ending balance (in shares) at Apr. 24, 2022				11,400,833									11,400,833	[1]	6,167,254	[1]	5,233,579	[1]
Ending balance at Apr. 24, 2022		$ (109,556)		$ (109,556)									$ 1		$ 62		$ (61)		1,711	1,650	61	(111,268)	(111,268)
Increase (Decrease) in Temporary Equity
Issuance of shares (in shares)	[1]								194,104		24,647
Issuance of shares									$ 1,050		$ 200
Ending balance (in shares) at Jul. 17, 2022	[1]	18,863,090
Ending balance at Jul. 17, 2022		$ 53,468
Increase (Decrease) in Stockholders' Equity
Net (loss) income		5,035																				5,035
Exercise of stock options (in shares)	[1]												1,849
Stock Issued During Period, Value, Stock Options Exercised		6																	6
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		52																	52
Shares, ending balance (in shares) at Jul. 17, 2022	[1]												11,402,682
Ending balance at Jul. 17, 2022		$ (104,463)											$ 1						1,769			(106,233)
Beginning balance (in shares) at Apr. 24, 2022	[1]	18,644,339		10,085,612		8,558,727
Beginning balance at Apr. 24, 2022		$ 52,218		$ 52,218
Ending balance (in shares) at Jan. 01, 2023	[1]	18,863,090
Ending balance at Jan. 01, 2023		$ 53,468
Shares, beginning balance (in shares) at Apr. 24, 2022				11,400,833									11,400,833	[1]	6,167,254	[1]	5,233,579	[1]
Beginning balance at Apr. 24, 2022		(109,556)		$ (109,556)									$ 1		$ 62		$ (61)		1,711	1,650	61	(111,268)	(111,268)
Increase (Decrease) in Stockholders' Equity
Net (loss) income		1,253
Shares, ending balance (in shares) at Jan. 01, 2023	[1]												11,422,477
Ending balance at Jan. 01, 2023		$ (108,049)											$ 1						1,965			(110,015)
Beginning balance (in shares) at Apr. 24, 2022	[1]	18,644,339		10,085,612		8,558,727
Beginning balance at Apr. 24, 2022		$ 52,218		$ 52,218
Increase (Decrease) in Temporary Equity
Issuance of shares (in shares)										194,104		24,647
Issuance of shares										$ 1,050		$ 200
Ending balance (in shares) at Apr. 30, 2023		18,863,090	[1]	10,203,945	[1]	8,659,145	[1]	6,306,139	656,256		948,951
Ending balance at Apr. 30, 2023		$ 53,468		$ 53,468				$ 27,290	$ 3,550		$ 7,700
Shares, beginning balance (in shares) at Apr. 24, 2022				11,400,833									11,400,833	[1]	6,167,254	[1]	5,233,579	[1]
Beginning balance at Apr. 24, 2022		(109,556)		$ (109,556)									$ 1		$ 62		$ (61)		1,711	1,650	61	(111,268)	(111,268)
Increase (Decrease) in Stockholders' Equity
Net (loss) income		$ (7,525)		(7,525)																			(7,525)
Adjustments to Additional Paid in Capital, Warrant Issued				1,722																1,722
Exercise of stock options (in shares)		21,641,000													21,643
Stock Issued During Period, Value, Stock Options Exercised				66																66
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition				$ 295																295
Shares, ending balance (in shares) at Apr. 30, 2023		11,422,476		11,422,476									11,422,476	[1]	6,178,962	[1]	5,243,514	[1]
Ending balance at Apr. 30, 2023		$ (114,998)		$ (114,998)									$ 1		$ 62		$ (61)		3,794	3,733	61	(118,793)	(118,793)
Beginning balance (in shares) at Jul. 17, 2022	[1]	18,863,090
Beginning balance at Jul. 17, 2022		$ 53,468
Ending balance (in shares) at Oct. 09, 2022	[1]	18,863,090
Ending balance at Oct. 09, 2022		$ 53,468
Shares, beginning balance (in shares) at Jul. 17, 2022	[1]												11,402,682
Beginning balance at Jul. 17, 2022		(104,463)											$ 1						1,769			(106,233)
Increase (Decrease) in Stockholders' Equity
Net (loss) income		(3,390)																				(3,390)
Adjustments to Additional Paid in Capital, Warrant Issued		10																	10
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		59																	59
Shares, ending balance (in shares) at Oct. 09, 2022	[1]												11,402,682
Ending balance at Oct. 09, 2022		$ (107,784)											$ 1						1,838			(109,623)
Ending balance (in shares) at Jan. 01, 2023	[1]	18,863,090
Ending balance at Jan. 01, 2023		$ 53,468
Increase (Decrease) in Stockholders' Equity
Net (loss) income		(392)																				(392)
Exercise of stock options (in shares)	[1]												19,795
Stock Issued During Period, Value, Stock Options Exercised		60																	60
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		67																	67
Shares, ending balance (in shares) at Jan. 01, 2023	[1]												11,422,477
Ending balance at Jan. 01, 2023		$ (108,049)											$ 1						1,965			(110,015)
Beginning balance (in shares) at Apr. 30, 2023		18,863,090	[1]	10,203,945	[1]	8,659,145	[1]	6,306,139	656,256		948,951
Beginning balance at Apr. 30, 2023		$ 53,468		$ 53,468				$ 27,290	$ 3,550		$ 7,700
Ending balance (in shares) at Jul. 23, 2023	[1]	20,851,710
Ending balance at Jul. 23, 2023		$ 73,488
Shares, beginning balance (in shares) at Apr. 30, 2023		11,422,476		11,422,476									11,422,476	[1]	6,178,962	[1]	5,243,514	[1]
Beginning balance at Apr. 30, 2023		$ (114,998)		$ (114,998)									$ 1		$ 62		$ (61)		3,794	3,733	61	(118,793)	(118,793)
Increase (Decrease) in Stockholders' Equity
Net (loss) income		(3,046)																				(3,046)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		141																	141
Shares, ending balance (in shares) at Jul. 23, 2023	[1]												11,422,476
Ending balance at Jul. 23, 2023		$ (119,460)											$ 1						2,378			(121,839)
Beginning balance (in shares) at Apr. 30, 2023		18,863,090	[1]	10,203,945	[1]	8,659,145	[1]	6,306,139	656,256		948,951
Beginning balance at Apr. 30, 2023		$ 53,468		$ 53,468				$ 27,290	$ 3,550		$ 7,700
Increase (Decrease) in Temporary Equity
Issuance of shares		$ 19,843
Ending balance (in shares) at Jan. 07, 2024	[1]	0
Ending balance at Jan. 07, 2024		$ 0						0	0		0
Shares, beginning balance (in shares) at Apr. 30, 2023		11,422,476		11,422,476									11,422,476	[1]	6,178,962	[1]	5,243,514	[1]
Beginning balance at Apr. 30, 2023		$ (114,998)		$ (114,998)									$ 1		$ 62		$ (61)		3,794	$ 3,733	$ 61	(118,793)	$ (118,793)
Increase (Decrease) in Stockholders' Equity
Net (loss) income		$ 1,919
Exercise of stock options (in shares)		45,177,000
Shares, ending balance (in shares) at Jan. 07, 2024		39,931,785											39,931,785	[1]
Ending balance at Jan. 07, 2024		$ (60,236)											$ 4						56,656			(116,896)
Beginning balance (in shares) at Jul. 23, 2023	[1]	20,851,710
Beginning balance at Jul. 23, 2023		$ 73,488
Ending balance (in shares) at Oct. 15, 2023	[1]	20,989,710
Ending balance at Oct. 15, 2023		$ 75,262
Shares, beginning balance (in shares) at Jul. 23, 2023	[1]												11,422,476
Beginning balance at Jul. 23, 2023		(119,460)											$ 1						2,378			(121,839)
Increase (Decrease) in Stockholders' Equity
Net (loss) income		(7,283)																				(7,283)
Adjustments to Additional Paid in Capital, Warrant Issued		173																	173
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		220																	220
Shares, ending balance (in shares) at Oct. 15, 2023	[1]												11,422,476
Ending balance at Oct. 15, 2023		$ (128,578)											$ 1						543			(129,122)
Ending balance (in shares) at Jan. 07, 2024	[1]	0
Ending balance at Jan. 07, 2024		$ 0						$ 0	$ 0		$ 0
Increase (Decrease) in Stockholders' Equity
Net (loss) income		12,248																				12,248
Proceeds from exercise of warrants (in shares)	[1]												296,053
Proceeds from exercise of warrants		2,203																	2,203
Adjustments to Additional Paid in Capital, Warrant Issued		0																	23			(23)
Exercise of stock options (in shares)	[1]												45,322
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		$ 254																	254
Shares, ending balance (in shares) at Jan. 07, 2024		39,931,785											39,931,785	[1]
Ending balance at Jan. 07, 2024		$ (60,236)											$ 4						$ 56,656			$ (116,896)
Shares, beginning balance (in shares) at Dec. 28, 2023		17,422,009
Shares, ending balance (in shares) at Dec. 29, 2023		39,918,036

[1]	The number of shares of Redeemable Convertible Preferred Stock and Common Stock issued and outstanding prior to the Reverse Recapitalization have been retroactively adjusted by the Exchange Ratios to give effect to the Reverse Recapitalization. See Note 2.